CONVERTIBLE NOTES PAYABLE (Details) - USD ($)		1 Months Ended	12 Months Ended
		Feb. 02, 2018	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
Short-Term Debt [Line Items]
Convertible notes payable				$ 470,714	$ 470,714
Amendment [Member] | Lender [Member]
Short-Term Debt [Line Items]
Notes past due				73,204
GHS Investments [Member]
Short-Term Debt [Line Items]
Interest rate			8.00%
Maturity date description			November 16, 2021
Convertible promissory note			$ 165,000
Various Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable				43,500	43,500
Golock Capital, LLC Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[1]			339,011	339,011
Principal amount		$ 40,000
Interest rate		10.00%
Maturity date description		November 2, 2018
Conversion price		$ 0.015
Warrant issued to common stock		2,500,000
Exercise price		$ 0.015
Related debt discount		$ 40,000				$ 0
Debt instrument, description		Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion.
Increase/decrease in derivative liability		$ 553,000
Financing cost		$ 43,250
Convertible notes payable						$ 302,067
Other Convertible Notes [Member]
Short-Term Debt [Line Items]
Convertible notes payable	[2]			$ 88,203	$ 88,203

[1]	On February 2, 2018, the Company issued a convertible note to Golock Capital, LLC (“Lender”) in the principal amount of $40,000 with an interest rate at 10% per annum and a maturity date of November 2, 2018. The note included an original issue discount of $5,000. The note is convertible into shares of the Company’s common stock at $0.015 per share. As additional consideration for the Lender to enter into this agreement with the Company, the Company issued warrants to the Lender to acquire in the aggregate 2,500,000 shares of the Company’s common stock at an exercise price of $0.015 per share that expire three years from the date of grant. The relative fair value of the warrants, the original issue discount, and the beneficial conversion feature totaling $40,000 was recorded as a debt discount and will be amortized to interest expense over the term of the note. On November 5, 2018, the Company amended the notes above by changing the conversion feature for the aggregate notes to be convertible into shares of common stock of the Company at the lower of (i) $0.015 per share or, (ii) 58% of the lowest closing bid price in the 20 trading days prior to the day that the Lender requests conversion. This feature gave rise to a derivative liability of $553,000 at the date of issuance as discussed below. The amendment also increased the principal face amount of notes to include accrued interest, and an additional $43,250 was added to principal, which was recorded to financing costs. The aggregate balance of the notes outstanding, and the related debt discount was $302,067 and $0, respectively, as of December 31, 2018.
[2]	During the year ended December 31, 2021, GHS Investments funded an 8%, $165,000 convertible promissory note maturing on November 16, 2021. This note was converted to equity during the three months ended June 30, 2022. As of December 31, $73,204 of these notes due to one lender are past due. This lender is associated with Golock and the Company is disputing the validity of this note.